United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/2008

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Baldwin Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Peter Havens
Title: Chairman
Phone: 610-260-0453

Signature, Place, and Date of Signing:

Peter H Havens         West Conshohocken, PA       05/07/08
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 134
Form 13F Information Table Value Total: 222,418
                                       (thousands)
List of Other Included Managers: None

FORM 13F INFORMATION TABLE
                                                            VALUE  SHARES/ SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF CLASS   CUSIP   (X$1000)PRN AMT PRNCALLDSCRETN MANAGERS    SOLE   SHARED NONE
-------------------------         -------------  --------  ------- ------- -- --- ------  -------  ----      -----  ---

Bunge Limited                     Equities       G16962105    1,234  14,200SH     SOLE                 14,200
Frontline Ltd                     Equities       G3682E127      230   5,000SH     SOLE                  5,000
Noble Drilling Corp               Equities       G65422100      795  16,000SH     SOLE                 16,000
UTI Worldwide Inc                 Equities       G87210103      442  22,000SH     SOLE                 22,000
Transocean Inc                    Equities       G90073100      264   1,955SH     SOLE                  1,955
Teekay LNG Partners               Equities       Y8564M105      217   7,550SH     SOLE                  7,550
AES Corp                          Equities       00130H105      202  12,100SH     SOLE                 12,100
AT&T Inc                          Equities       00206R102      502  13,096SH     SOLE                 13,096
Adobe Systems Inc                 Equities       00724f101      464  13,025SH     SOLE                 13,025
America Movil Sa L Adr            Sponsored ADR  02364W105      798  12,525SH     SOLE                 12,525
American Capital Strategies       Equities       024937104      222   6,500SH     SOLE                  6,500
American Express Co               Equities       025816109      270   6,180SH     SOLE                  6,180
Apache Corp                       Equities       037411105    1,052   8,704SH     SOLE                  8,704
Apple Computer Inc                Equities       037833100    1,195   8,330SH     SOLE                  8,330
Archer-Daniels-Midland Co         Equities       039483102      530  12,875SH     SOLE                 12,875
Autodesk Inc                      Equities       052769106      425  13,500SH     SOLE                 13,500
Autoliv Inc                       Equities       052800109      400   7,975SH     SOLE                  7,975
AXA ADS                           Sponsored ADR  054536107      489  13,552SH     SOLE                 13,552
Berkshire Hathaway Cl A           Equities       084670108  137,402   1,030SH     SOLE                  1,030
Berkshire Hathaway Cl B           Equities       084670207    1,691     378SH     SOLE                    378
Best Buy Co Inc                   Equities       086516101      564  13,592SH     SOLE                 13,592
CHC Helicopter Corp               Equities       12541C203      295  10,000SH     SOLE                 10,000
CH Robinson Worldwide Inc         Equities       12541W209      675  12,400SH     SOLE                 12,400
CNOOC Ltd                         Sponsored ADR   126132109     430   2,927SH     SOLE                  2,927
CVS Corp                          Equities        126650100     723  17,850SH     SOLE                 17,850
Carnival Corp                     Paired CTF      143658300     330   8,150SH     SOLE                  8,150
Caterpillar Inc                   Equities        149123101     442   5,650SH     SOLE                  5,650
Celgene Corp                      Equities        151020104     824  13,450SH     SOLE                 13,450
Cemex Sa Adr                      Sponsored ADR   151290889     384  14,695SH     SOLE                 14,695
ChevronTexaco Corp.               Equities        166764100     906  10,612SH     SOLE                 10,612
Chicago Bridge & Iron             NY Registry SH  167250109     363   9,250SH     SOLE                  9,250
Cisco Systems Inc                 Equities       17275R102    1,316  54,630SH     SOLE                 54,630
Citigroup Inc                     Equities        172967101     251  11,713SH     SOLE                 11,713
Citrix Systems Inc                Equities        177376100     326  11,105SH     SOLE                 11,105
Clorox Co                         Equities        189054109     357   6,300SH     SOLE                  6,300
Coach Inc                         Equities        189754104   1,033  34,275SH     SOLE                 34,275
Companhia Vale Do ADR             Sponsored ADR   204412209     718  20,723SH     SOLE                 20,723
ConocoPhillips                    Equities       20825C104      543   7,125SH     SOLE                  7,125
Constellation Brands Inc          Equities       21036P108      217  12,300SH     SOLE                 12,300
Corning Inc                       Equities        219350105     682  28,374SH     SOLE                 28,374
Danaher Corp                      Equities        235851102     971  12,775SH     SOLE                 12,775
Devon Energy Corp                 Equities       25179M103      548   5,248SH     SOLE                  5,248
Diamonds Trust                    Unit Trusts     252787106     226   1,850SH     SOLE                  1,850
Dominion Resources Inc            Equities       25746U109      658  16,100SH     SOLE                 16,100
Duke Energy Corp.                 Equities       26441C105      216  12,120SH     SOLE                 12,120
EMC Corp                          Equities        268648102     364  25,361SH     SOLE                 25,361
Ensco International Inc           Equities       26874Q100      626  10,000SH     SOLE                 10,000
EOG Resources Inc                 Equities       26875P101      216   1,800SH     SOLE                  1,800
Electronic Arts Inc               Equities        285512109     277   5,550SH     SOLE                  5,550
Emerson Electric Co               Equities        291011104     485   9,425SH     SOLE                  9,425
Enterprise Products Partners      Unit Ltd Partn  293792107   1,094  36,850SH     SOLE                 36,850
Exelon Corporation                Equities       30161N101      435   5,350SH     SOLE                  5,350
Exxon Mobil Corporation           Equities       30231G102    2,290  27,075SH     SOLE                 27,075
FedEx Corp                        Equities       31428X106      857   9,250SH     SOLE                  9,250
Fluor Corp                        Equities        343412102     212   1,500SH     SOLE                  1,500
Gamestop Corp Cl A New            Equities       36467W109      266   5,148SH     SOLE                  5,148
General Electric Co               Equities        369604103   1,575  42,560SH     SOLE                 42,560
Gilead Sciences Inc               Equities        375558103   1,257  24,400SH     SOLE                 24,400
GlaxoSmithkline Plc               Sponsored ADR  37733W105      300   7,064SH     SOLE                  7,064
Goldman Sachs Group Inc           Equities       38141G104      961   5,810SH     SOLE                  5,810
Grupo Televisa SA DE CV SPON ADR  Sp ADR Rep Ord 40049J206      454  18,747SH     SOLE                 18,747
HSBC PLC Spon ADR                 Sponsored ADR   404280406     556   6,756SH     SOLE                  6,756
Hewlett-Packard Co                Equities        428236103     620  13,573SH     SOLE                 13,573
Holly Corp                        Equities        435758305     217   5,000SH     SOLE                  5,000
Honeywell International Inc       Equities        438516106     261   4,625SH     SOLE                  4,625
Icici Bank Ltd Adr                Sponsored ADR  45104G104      610  15,977SH     SOLE                 15,977
Infosys Technologies Ltd          Sponsored ADR   456788108     423  11,832SH     SOLE                 11,832
Intel Corp                        Equities        458140100     429  20,250SH     SOLE                 20,250
International Business Machines CoEquities        459200101     676   5,875SH     SOLE                  5,875
iShares MSCI Emerging Markets IndeUnit Trusts     464287234     542   4,035SH     SOLE                  4,035
iShares MSCI EAFE Index Fund      Unit Trusts     464287465     442   6,150SH     SOLE                  6,150
iShares S&P Smallcap 600          Unit Trusts     464287804   1,050  17,520SH     SOLE                 17,520
IShares Trust DJ Total Market     Unit Trusts     464287846     290   4,500SH     SOLE                  4,500
J.P. Morgan Chase & Co            Equities       46625H100      944  21,972SH     SOLE                 21,972
Johnson & Johnson                 Equities        478160104   1,413  21,775SH     SOLE                 21,775
Kinder Morgan Energy Partners LP  Unit Ltd Partn  494550106     263   4,800SH     SOLE                  4,800
L-3 Communications Holdings Inc   Equities        502424104   1,339  12,250SH     SOLE                 12,250
Lehman Bros. Holdings Inc         Equities        524908100     467  12,405SH     SOLE                 12,405
MEMC Electronic Materials         Equities        552715104   1,053  14,850SH     SOLE                 14,850
Medtronic Inc                     Equities        585055106     675  13,960SH     SOLE                 13,960
Metlife Inc                       Equities       59156R108    1,101  18,275SH     SOLE                 18,275
Microsoft Corp.                   Equities        594918104     789  27,802SH     SOLE                 27,802
S&P Midcap 400 SPDRs              Unit Trusts     595635103     289   2,050SH     SOLE                  2,050
Monsanto Co                       Equities       61166w101      457   4,100SH     SOLE                  4,100
Nike Inc                          Equities        654106103     301   4,425SH     SOLE                  4,425
Nobel Learning Communities Inc    Equities        654889104     209  15,630SH     SOLE                 15,630
Nokia Corporation                 Sponsored ADR   654902204   1,014  31,857SH     SOLE                 31,857
Noble Energy Inc                  Equities        655044105     542   7,450SH     SOLE                  7,450
Norfolk Southern Corp             Equities        655844108     281   5,171SH     SOLE                  5,171
Northern Trust Corp               Equities        665859104     990  14,900SH     SOLE                 14,900
Oneok Partners LP                 Unit Ltd Partn 68268N103      633  11,000SH     SOLE                 11,000
Oracle Corp                       Equities       68389X105      280  14,300SH     SOLE                 14,300
Patterson UTI Energy Inc          Equities        703481101     396  15,125SH     SOLE                 15,125
Peabody Energy Corp               Equities        704549104     255   5,000SH     SOLE                  5,000
Pepsico Inc.                      Equities        713448108     897  12,425SH     SOLE                 12,425
Petroleo Brasileiro Adr           Sponsored ADR  71654V408      951   9,313SH     SOLE                  9,313
Petroleum Development Corp        Equities        716578109   1,039  15,000SH     SOLE                 15,000
Plains All American Pipeline LP   Unit Ltd Partn  726503105     271   5,700SH     SOLE                  5,700
Plains Exploration & Production CoEquities        726505100     542  10,200SH     SOLE                 10,200
Powershs Water Resources Ptf      Unit Trusts    73935X575      246  12,800SH     SOLE                 12,800
Praxair Inc                       Equities       74005P104    2,019  23,975SH     SOLE                 23,975
Precision Castparts Corp          Equities        740189105     615   6,025SH     SOLE                  6,025
Procter & Gamble Co.              Equities        742718109   1,267  18,075SH     SOLE                 18,075
Prudential Financial Inc          Equities        744320102     430   5,500SH     SOLE                  5,500
Qualcomm Inc                      Equities        747525103     800  19,500SH     SOLE                 19,500
S&P DEP Receipts                  Unit Trusts    78462F103    1,571  11,901SH     SOLE                 11,901
SAP Aktiengesell                  Sponsored ADR   803054204     206   4,151SH     SOLE                  4,151
Schlumberger Ltd                  Equities        806857108   1,832  21,053SH     SOLE                 21,053
Consumer Staples Sector SPDR Fund Unit Trusts    81369Y308      220   7,900SH     SOLE                  7,900
Starbucks Corp                    Equities        855244109     697  39,825SH     SOLE                 39,825
Streetracks Gold TRUST            Unit Trusts     863307104     271   3,000SH     SOLE                  3,000
Symantec Corp                     Equities        871503108     342  20,600SH     SOLE                 20,600
Taiwan Semiconductor MFG Co LTD SPSponsored ADR   874039100     306  29,764SH     SOLE                 29,764
Take Two Interactive Software Inc Equities        874054109     383  15,000SH     SOLE                 15,000
Target Corporation                Equities       87612E106      927  18,300SH     SOLE                 18,300
Tata Motors LTD                   Sponsored ADR   876568502     340  21,788SH     SOLE                 21,788
Telefonos de Mexico S A SPON ADR  ADR ord L       879403780     743  19,750SH     SOLE                 19,750
Teva Pharmaceutical Ind           Sponsored ADR   881624209   1,534  33,219SH     SOLE                 33,219
Texas Instruments, Inc.           Equities        882508104     590  20,870SH     SOLE                 20,870
Textron Incorporated              Equities        883203101     524   9,450SH     SOLE                  9,450
Thermo Fisher Scientific          Equities        883556102     580  10,200SH     SOLE                 10,200
Thoratec Corp                     Equities        885175307     619  43,350SH     SOLE                 43,350
3M Company                        Equities       88579Y101      831  10,500SH     SOLE                 10,500
Unibanco-Uniao de Bancos BrasileirGDR REPPFD     90458E107    1,004   8,604SH     SOLE                  8,604
Valero Energy Corp                Equities       91913Y100    1,139  23,200SH     SOLE                 23,200
Varian Medical Systems Inc        Equities       92220P105      939  20,050SH     SOLE                 20,050
Verizon Communications            Equities       92343V104      251   6,877SH     SOLE                  6,877
Vodafone Group PLC                Sponsored ADR  92857W209      886  30,013SH     SOLE                 30,013
WellPoint, Inc.                   Equities       94973V107      339   7,688SH     SOLE                  7,688
Wells Fargo & Co.                 Equities        949746101     726  24,950SH     SOLE                 24,950
Williams Companies Inc.           Equities        969457100     411  12,450SH     SOLE                 12,450
Windstream Corp                   Equities       97381W104      248  20,725SH     SOLE                 20,725
Wm Wrigley Jr Co                  Equities        982526105     359   5,706SH     SOLE                  5,706
Zimmer Holdings Inc               Equities       98956P102      225   2,890SH     SOLE                  2,890
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